Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Property and Equipment Estimated Useful Lives

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	15 years
Building and recreational facilities	39 years
Properties improvements	5-7 years
Equipment, furniture and fixture	5-7 years

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Depreciable land improvements	15 years
Building and recreational facilities	39 years
Properties improvements	5-7 years
Equipment, furniture and fixture	5-7 years